Stockholders' Deficit - Schedule of Stock Option Activity (Details) (10K) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Equity [Abstract]
Number of shares Outstanding, Beginning	572,000	572,000
Number of shares Issued
Number of shares Exercised
Number of shares Expired
Number of shares Forfeited
Number of shares Outstanding, Ending	572,000	572,000
Number of shares Exercisable, Ending	572,000
Weighted Average Price Per Share Outstanding, Beginning	$ 7.50	$ 7.50
Weighted Average Price Per Share Issued
Weighted Average Price Per Share Exercised
Weighted Average Price Per Share Expired
Weighted Average Price Per Share Forfeited
Weighted Average Price Per Share Outstanding, Ending	7.50	$ 7.50
Weighted Average Price Per Share Exercisable, Ending	$ 7.50
Weighted average remaining contractual term	2 years 9 months 14 days
Aggregate intrinsic value